Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Mid-Cap Value Index Fund - Investor Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Value Index Fund - Investor Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Value Index Fund - Institutional Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Mid-Cap Value Index Fund - ETF Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Value Index Fund - ETF Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Mid-Cap Value Index Fund - Admiral Shares | Vanguard Mid-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Value Index Fund - Admiral Shares | Vanguard Small-Cap Value Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128